Intangible Assets (Present Value Of Future Profits) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					3 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009		Mar. 31, 2009 Present Value Of Future Profits PVFP
Finite-Lived Intangible Assets [Line Items]
Unamortized balance as of January 1	$ 430		$ 487	$ 532
Interest accreted at 5.7%, 5.7% and 5.7%	22		26	29
Interest accreted percentage	5.70%		5.70%	5.70%
Amortization	(96)		(83)	(67)
Other	(17)	[1]
Cumulative effect of change in accounting				(7)	[2]
Unamortized balance as of December 31	339		430	487
Accumulated effect of net unrealized investment (gains) losses	(174)		(88)	46
Balance as of December 31	165		342	533
Net cumulative effect adjustment on present value of future insurance profits						$ 2

[1]	Relates to the sale of the Medicare supplement insurance business.
[2]	On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $2 million on PVFP.